Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total operating revenue	¥ 143,623	¥ 127,806		¥ 114,981
Profit before income tax	4,364	8,874	[1]	7,661	[1]
Profit for the year	3,364	6,898	[1]	5,898	[1]
Income tax	1,000	1,976	[1]	1,763	[1]
Interest income	125	89	[1]	89	[1]
Interest expense	3,202	2,747		2,465
Depreciation and amortisation	14,308	13,162	[1]	12,619	[1]
Share of associates' results	263	431	[1]	509	[1]
Share of joint ventures' results	200	99	[1]	102	[1]
Remeasurement of the originally held equity interests in a joint venture	0	109	[1]	0	[1]
Gain on deemed disposal of a subsidiary	0	0	[1]	90	[1]
Fair value movement of derivative financial instruments	12	(64)	[1]	0	[1]
Total assets	246,949	218,718
Total liabilities	168,480	156,175
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue	143,623	127,489		114,792
Profit before income tax	4,487	8,798		7,647
Profit for the year	3,456	6,833		5,888
Income tax	1,031	1,965		1,759
Interest income	125	89		89
Interest expense	3,202	2,747		2,465
Depreciation and amortisation	14,366	13,313		12,789
Impairment loss	12	442		130
Credit loss	3
Share of associates' results	263	420		511
Share of joint ventures' results	200	99		102
Fair value movement of financial instruments	12
Remeasurement of the originally held equity interests in a joint venture		88
Gain on deemed disposal of a subsidiary				90
Fair value movement of derivative financial instruments		(64)
Non-current assets additions during the year#	37,561	32,604		29,246
Total assets	246,655	218,329
Total liabilities	168,472	156,164
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	2,911
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	140,712
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	142,203	126,236		113,591
Profit before income tax	3,448	7,708		6,471
Profit for the year	2,567	5,875		4,834
Income tax	881	1,833		1,637
Interest income	107	74		79
Interest expense	3,054	2,724		2,458
Depreciation and amortisation	14,084	13,112		12,693
Impairment loss	12	440		127
Credit loss	2
Non-current assets additions during the year#	37,155	30,776		29,126
Total assets	234,755	208,116
Total liabilities	167,806	154,391
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	5,797	4,235		3,533
Profit before income tax	604	529		459
Profit for the year	457	381		337
Income tax	147	148		122
Interest income	18	15		10
Interest expense	148	23		7
Depreciation and amortisation	282	201		96
Impairment loss		2		3
Credit loss	1
Non-current assets additions during the year#	406	1,828		120
Total assets	6,479	5,799
Total liabilities	2,391	2,111
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Point in time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	2,532
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Point in time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	1,975
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Over time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	139,671
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Over time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	3,822
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue	(4,377)	(2,982)		(2,332)
Profit before income tax	(60)
Profit for the year	(60)
Total assets	(1,829)	(402)
Total liabilities	(1,769)	(402)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	(1,596)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	(2,781)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member]
Disclosure of operating segments [line items]
Profit before income tax	495	561		717
Profit for the year	492	577		717
Income tax	3	(16)
Share of associates' results	263	420		511
Share of joint ventures' results	200	99		102
Fair value movement of financial instruments	12
Remeasurement of the originally held equity interests in a joint venture		88
Gain on deemed disposal of a subsidiary				90
Fair value movement of derivative financial instruments		(64)
Total assets	7,250	4,816
Total liabilities	44	64
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue	143,623	127,489		114,792
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	141,968	126,077		113,490
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	1,655	1,412		1,302
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	235	159		101
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	4,142	2,823		2,231
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue	¥ (4,377)	¥ (2,982)		¥ (2,332)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).